Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net Cash Provided by (Used in) Operating Activities	$ 198,117	$ (193,778)	$ 139,309
Cash Flows from Investing Activities:
Proceeds from redemption of short-term investments	10,269,677
Investments in short-term investments	(9,068,000)	(5,241,677)
Loans (made to) repaid from subsidiaries, VIE and VIE’s subsidiaries	(4,299,500)	1,475,310	(1,638,455)
Net Cash Used in Investing Activities	(3,097,823)	(3,766,367)	(1,638,455)
Cash Flows from Financing Activities:
Proceeds from issuance of common stocks in connection with direct offering, net off issuance cost	3,838,200		1,850,744
Net Cash Provided by Financing Activities	3,838,200		1,850,744
Net increase (decrease) in cash and cash equivalents	938,494	(3,960,145)	351,598
Cash and cash equivalents at beginning of year	150,071	4,110,216	3,758,618
Cash and cash equivalents at end of year	$ 1,088,565	$ 150,071	$ 4,110,216